INTERIM FINANCIAL DATA (Policies)	6 Months Ended
Jun. 30, 2021
INTERIM FINANCIAL DATA [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which SFL is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

In the six months ended June 30, 2021, the Company adopted the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) which became effective for the Company on January, 1, 2021. The Company adopted ASU 2019-12 "Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes", ASU 2020-01 "'Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815", ASU 2020-08 "Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs", ASU 2020-10 "Codification Improvements" and ASU 2021-01 "Reference Rate Reform (Topic 848): Scope". These adopted pronouncements introduced changes to a wide variety of topics but had no material impact to the Company’s condensed consolidated financial position, results of operations or cash flows contained in this report.

Recently Issued Accounting Standards
Recently Issued Accounting Standards

The following is a brief discussion of on a selection of recently released accounting pronouncements that are pertinent to the Company's business:

In July 2021, the FASB issued ASU No. 2021-05, "Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments" ("ASU 2021-05"). This new standard amends the lease classification requirements for lessors to align them with practice under ASC Topic 840. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: (1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in ASC paragraphs 842-10-25-2 through 25-3; and (2) The lessor would have otherwise recognized a day-one loss. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not derecognize the underlying asset, and, therefore, does not recognize a selling profit or loss. ASU 2021-05 is effective for fiscal years and interim periods beginning after December 15, 2021. The Company does not expect the adoption of ASU 2021-05 will have a material effect on the consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, "Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options" ("ASU 2021-04"). This new standard provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) How an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) How an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) How an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 is effective for fiscal years and interim periods beginning after December 15, 2021. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, "Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". Accounting Standards Codification (“ASC”) 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and are subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities since March 12, 2020 through to December 31, 2022. The Company has determined that the reference rate reform will impact its floating rate debt facilities and interest rate swaps contracts. In order to preserve the presentation of derivatives consistent with past presentation, the Company expects to take advantage of the expedients and exceptions provided by the updates when LIBOR is discontinued and replaced with alternative reference rates.
In August 2020, the FASB issued ASU No. 2020-06, "Accounting for Convertible Instruments and Contracts in an Entity's Own Equity" ("ASU 2020-06"). ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost or will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. By removing those separation models, the interest rate of convertible debt instruments typically will be closer to the coupon interest rate. ASU 2020-06 also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and may be applied on a full or modified retrospective basis. The Company is currently assessing the impact that ASU 2020-06 would have on its financial position, results of operations or cash flows.
Significant Accounting Policies - Update	Significant Accounting Policies - UpdateOur significant accounting policies are described in "Note 2: Accounting Policies" of our Annual Report on Form 20-F for the year ended December 31, 2020.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management of the Company believes that the accounting estimates and assumptions that have been made are appropriate given the increased uncertainties surrounding the severity and duration of the impacts of the COVID-19 pandemic. However actual results could differ materially from those estimates.